IMPAIRMENT CHARGES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / oz	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Impairment of long-lived and other assets
Impairment of long-lived and other assets	$ 520,000,000	$ 25,000,000	$ 49,000,000
Property, plant and mine development, net	24,073,000,000	24,124,000,000
Impairment of goodwill	800,000,000
Recurring
Impairment of long-lived and other assets
Long-lived assets	$ 25,000,000
Valuation, Income Approach | Measurement Input, Short-Term Gold Price
Impairment of long-lived and other assets
Long-lived and other assets, measurement input | $ / oz	1,750
Valuation, Income Approach | Measurement Input, Long-Term Gold Price
Impairment of long-lived and other assets
Long-lived and other assets, measurement input | $ / oz	1,600
Valuation, Income Approach | Discount rate
Impairment of long-lived and other assets
Long-lived and other assets, measurement input	0.0675
Valuation, Income Approach | Discount rate | Canada
Impairment of long-lived and other assets
Long-lived and other assets, measurement input	0.0450
CC&V
Impairment of long-lived and other assets
Impairment of long-lived and other assets	$ 511,000,000
Property, plant and mine development, net	25,000,000
Cerro Negro
Impairment of long-lived and other assets
Impairment of long-lived and other assets	0
Impairment of goodwill	$ 459,000,000
Cerro Negro | Valuation, Income Approach | Discount rate
Impairment of long-lived and other assets
Long-lived and other assets, measurement input	0.14
Porcupine
Impairment of long-lived and other assets
Impairment of long-lived and other assets	$ 0
Impairment of goodwill	341,000,000
Operating Segments | CC&V
Impairment of long-lived and other assets
Impairment of long-lived and other assets	511,000,000	0	1,000,000
Impairment of goodwill	0
Operating Segments | Cerro Negro
Impairment of long-lived and other assets
Impairment of long-lived and other assets	0	3,000,000	4,000,000
Impairment of goodwill	459,000,000
Operating Segments | Porcupine
Impairment of long-lived and other assets
Impairment of long-lived and other assets	0	$ 0	$ 1,000,000
Impairment of goodwill	$ 341,000,000